OPERATING SEGMENTS - Reconciliation of Assets, Property, Plant and Equipment Additions and Depreciation and Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Assets	$ 188,851	$ 205,378
Continuing operations
Segment Reporting Information [Line Items]
Assets	156,961	173,972	$ 189,420
Property, plant and equipment additions	1,061	1,007	1,323
Depreciation and amortization	2,903	2,359	2,825
Operating segments | Aerospace | Continuing operations
Segment Reporting Information [Line Items]
Assets	39,243	38,298	38,634
Property, plant and equipment additions	543	445	737
Depreciation and amortization	1,037	1,074	1,142
Operating segments | Renewable Energy | Continuing operations
Segment Reporting Information [Line Items]
Assets	15,719	14,804	15,927
Property, plant and equipment additions	275	349	302
Depreciation and amortization	412	432	413
Operating segments | Power | Continuing operations
Segment Reporting Information [Line Items]
Assets	22,173	23,569	24,453
Property, plant and equipment additions	210	189	245
Depreciation and amortization	506	692	749
Corporate | Continuing operations
Segment Reporting Information [Line Items]
Assets	79,826	97,301	110,406
Property, plant and equipment additions	34	25	40
Depreciation and amortization	$ 948	$ 160	$ 520